Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
9.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2015	2014

Trade accounts payable	$3,474	$5,474
Employee-related accruals	3,744	2,719
Interest payable (note 11)	45	291
Other accrued liabilities	3,225	4,573

	$10,488	$13,057